Interest and similar income and expense and net gain (loss) on investment securities and derivatives - Summary of Interest and Similar Expense (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
Disclosure Of Interest Expense [Line items]
Interest and similar expense	R$ (75,958)	R$ (70,612)	R$ (78,330)
Bank Deposits [member]
Disclosure Of Interest Expense [Line items]
Interest and similar expense	(18,559)	(17,484)	(13,340)
Securities sold under repurchase agreements [member]
Disclosure Of Interest Expense [Line items]
Interest and similar expense	(20,473)	(20,889)	(33,087)
Inter bank market debt [member]
Disclosure Of Interest Expense [Line items]
Interest and similar expense	(13,231)	(13,587)	(10,059)
Institutional market debt [Member]
Disclosure Of Interest Expense [Line items]
Interest and similar expense	(6,837)	(6,773)	(6,852)
Finance Expense [member]
Disclosure Of Interest Expense [Line items]
Interest and similar expense	(16,720)	(11,815)	(14,918)
Other interest and similar expense [member]
Disclosure Of Interest Expense [Line items]
Interest and similar expense	R$ (138)	R$ (64)	R$ (74)